Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	1.77%	2.24%
Expected rate of salary increase	1.53%	3.42%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.04%	3.07%
Expected rate of salary increase	6.00%	5.61%